Expense Example - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Risk Parity Fund	Apr. 01, 2023 USD ($)
Fidelity Advisor Risk Parity Fund - Class M
Expense Example:
1 year	$ 475
3 years	1,002
5 years	1,607
10 years	3,240
Fidelity Advisor Risk Parity Fund - Class C
Expense Example:
1 year	280
3 years	826
5 years	1,550
10 years	3,297
Fidelity Advisor Risk Parity Fund - Class I
Expense Example:
1 year	79
3 years	528
5 years	1,060
10 years	2,521
Fidelity Advisor Risk Parity Fund - Class Z
Expense Example:
1 year	74
3 years	530
5 years	1,074
10 years	2,561
Fidelity Advisor Risk Parity Fund - Class A
Expense Example:
1 year	673
3 years	1,140
5 years	1,684
10 years	$ 3,164